Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,270,566.20

Principal:
Principal Collections	$15,649,252.44
Prepayments in Full	$7,051,644.61
Liquidation Proceeds	$300,697.45
Recoveries	$104,655.65
Sub Total	$23,106,250.15
Collections	$24,376,816.35

Purchase Amounts:
Purchase Amounts Related to Principal	$330,007.07
Purchase Amounts Related to Interest	$1,333.69
Sub Total	$331,340.76

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,708,157.11

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,708,157.11
Servicing Fee	$349,080.98	$349,080.98	$0.00	$0.00	$24,359,076.13
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,359,076.13
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,359,076.13
Interest - Class A-3 Notes	$141,474.03	$141,474.03	$0.00	$0.00	$24,217,602.10
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$24,096,381.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,096,381.43
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$24,028,498.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,028,498.76
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$23,977,197.51
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,977,197.51
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$23,915,372.93
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,915,372.93
Regular Principal Payment	$22,473,032.33	$22,473,032.33	$0.00	$0.00	$1,442,340.60
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,442,340.60
Residual Released to Depositor	$0.00	$1,442,340.60	$0.00	$0.00	$0.00
Total		$24,708,157.11

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$22,473,032.33
Total					$22,473,032.33
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,473,032.33	$48.38	$141,474.03	$0.30	$22,614,506.36	$48.68
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$22,473,032.33	$13.96	$443,703.20	$0.28	$22,916,735.53	$14.24

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$188,632,046.56	0.4060970	$166,159,014.23	0.3577159
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$401,572,046.56	0.2493865	$379,099,014.23	0.2354301

Pool Information
Weighted Average APR	3.747%	3.751%
Weighted Average Remaining Term	31.41	30.66
Number of Receivables Outstanding	33,836	32,755
Pool Balance	$418,897,172.61	$395,307,435.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$401,572,046.56	$379,099,014.23
Pool Factor	0.2541579	0.2398453

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$16,208,421.56
Targeted Overcollateralization Amount	$16,208,421.56
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$16,208,421.56

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		114	$258,129.01
(Recoveries)		109	$104,655.65
Net Loss for Current Collection Period			$153,473.36
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4396%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8237%
Second Prior Collection Period			0.7114%
Prior Collection Period			0.7200%
Current Collection Period			0.4524%
Four Month Average (Current and Prior Three Collection Periods)			0.6768%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,936	$9,087,076.52
(Cumulative Recoveries)			$1,321,367.22
Cumulative Net Loss for All Collection Periods			$7,765,709.30
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4712%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,840.98
Average Net Loss for Receivables that have experienced a Realized Loss			$1,573.28

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.20%	553	$8,698,794.02
61-90 Days Delinquent	0.34%	68	$1,336,951.39
91-120 Days Delinquent	0.05%	10	$190,300.63
Over 120 Days Delinquent	0.23%	51	$908,629.98
Total Delinquent Receivables	2.82%	682	$11,134,676.02

Repossession Inventory:
Repossessed in the Current Collection Period		20	$286,809.46
Total Repossessed Inventory		25	$427,127.90

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3162%
Prior Collection Period			0.3310%
Current Collection Period			0.3938%
Three Month Average			0.3470%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	29

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer